CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 590	$ 2,076	$ 49,208
Accounts receivable			4,000
Deferred television costs	116,454	116,454
Prepaid expenses	175	385	15,082
Total current assets	117,219	118,915	68,290
Investments, cost method
Fixed assets, net	74,231	85,704	113,561
Debt issuance costs, net	11,252	12,695
Total Assets	202,702	217,314	181,851
Current liabilities:
Accounts payable	632,173	609,325	581,970
Accrued expenses	202,556	225,439	209,183
Deferred revenues	135,000	135,000	92,405
Convertible debentures, net of discounts of $155,773 and $196,092 at June 30, 2013 and December 31, 2012, respectively	62,227	19,408
Short term debt, currently in default	35,000	35,000	35,000
Derivative liabilities	448,099	356,608
Total current liabilities	1,515,055	1,380,780	918,558
Total liabilities	1,515,055	1,380,780	918,558
Stockholders' (Deficit):
Common stock, $0.001 par value, 600,000,000 shares authorized; 99,865,775 and 69,488,757 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	99,866	69,489	61,131
Additional paid-in capital	21,314,891	20,619,590	19,927,741
Accumulated (deficit)	(22,733,459)	(21,858,894)	(20,731,928)
Total stockholders' (Deficit)	(1,312,353)	(1,163,466)	(736,707)
Total liabilities and stockholders' (Deficit)	202,702	217,314	181,851
Series A Preferred Stock
Stockholders' (Deficit):
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	2,000	2,000	2,000
Series B Preferred Stock
Stockholders' (Deficit):
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	$ 4,349	$ 4,349	$ 4,349